Schedule of Investments (Unaudited) June 30, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 86.8%
UNITED STATES — 86.8%
Schwab US TIPS ETF ‡	3,150,282	$189,079,926
TOTAL EXCHANGE - TRADED FUND
(Cost $183,836,573)		189,079,926

PURCHASED OPTIONS(A) — 4.8%
TOTAL PURCHASED OPTIONS
(Cost $8,051,500)		10,540,238

TOTAL INVESTMENTS — 91.6%
(Cost $191,888,073)		199,620,164
OTHER ASSETS LESS LIABILITIES – 8.4%		18,302,300
NET ASSETS - 100%		$217,922,464

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(A)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2020 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 4.8%
Call Options
CMS 10Y - 2Y	Goldman Sachs	100,000	$2,355,000	0.51%	09/15/21	$2,143,716
CMS 10Y - 2Y	Nomura	30,000	521,250	0.33	01/27/22	1,016,902
CMS 10Y - 2Y	Nomura	35,000	822,500	0.43	11/01/21	935,940
CMS 10Y - 2Y	Goldman Sachs	65,000	1,007,500	0.39	06/28/21	1,697,248
CMS 10Y - 2Y	Nomura	46,000	672,750	0.31	08/03/21	1,480,847
CMS 10Y - 2Y	Goldman Sachs	40,000	580,000	0.30	05/13/21	1,237,211
CMS 10Y - 2Y	Goldman Sachs	90,000	2,092,500	0.53	12/14/21	2,028,374
Total Purchased Options			$8,051,500			$10,540,238

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

The following summarizes the market value of the Fund’s investments used as of June 30, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$189,079,926	$—	$—	$189,079,926
Purchased Options	—	10,540,238	—	10,540,238
Total Investments in Securities	$189,079,926	$10,540,238	$—	$199,620,164

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited) June 30, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 1.6%
AT&T	12,236	$369,894
Verizon Communications	6,615	364,685
		734,579
Consumer Discretionary — 9.0%
Gentex	13,961	359,775
Home Depot	1,518	380,274
Lowe’s	2,913	393,605
NIKE, Cl B	4,024	394,553
Pool	1,463	397,746
Starbucks	4,912	361,474
Target	3,145	377,180
Thor Industries	3,520	374,986
Tiffany	3,082	375,819
Tractor Supply	3,116	410,657
Williams-Sonoma	4,565	374,376
		4,200,445
Consumer Staples — 10.5%
Brown-Forman, Cl B	5,665	360,634
Casey’s General Stores	2,436	364,231
Church & Dwight	5,005	386,887
Clorox	1,777	389,820
Colgate-Palmolive	5,076	371,868
Costco Wholesale	1,234	374,161
Flowers Foods	16,608	371,355
Hormel Foods	7,888	380,754
Kellogg	5,837	385,592
Kimberly-Clark	2,703	382,069
Kroger	11,284	381,963
McCormick	2,180	391,114
Procter & Gamble	3,199	382,504
		4,922,952
Energy — 1.6%
Exxon Mobil	8,028	359,012
ONEOK	11,272	374,456
		733,468
Financials — 19.4%
Allstate	3,900	378,261
Ameriprise Financial	2,608	391,304
Arthur J Gallagher	3,890	379,236
Assurant	3,494	360,895
BlackRock, Cl A	715	389,024
Brown & Brown	9,198	374,910
CME Group, Cl A	2,130	346,210

Schedule of Investments (Unaudited) June 30, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cullen	5,087	$380,050
Eaton Vance	9,652	372,567
Erie Indemnity, Cl A	2,087	400,495
FactSet Research Systems	1,321	433,908
JPMorgan Chase	3,867	363,730
MarketAxess Holdings	748	374,688
Marsh & McLennan	3,561	382,345
Moody’s	1,393	382,699
PNC Financial Services Group	3,497	367,919
Primerica	3,288	383,381
Prosperity Bancshares	6,152	365,306
Raymond James Financial	5,337	367,346
RenaissanceRe Holdings	2,052	350,954
S&P Global	1,168	384,833
State Street	6,194	393,629
T Rowe Price Group	3,083	380,751
W R Berkley	6,589	377,484
		9,081,925
Health Care — 6.6%
AmerisourceBergen, Cl A	3,938	396,832
Bristol-Myers Squibb	6,647	390,844
Chemed	839	378,448
Johnson & Johnson	2,610	367,044
McKesson	2,513	385,544
STERIS	2,429	372,706
UnitedHealth Group	1,310	386,385
West Pharmaceutical Services	1,842	418,447
		3,096,250
Industrials — 20.1%
A O Smith	7,865	370,599
CH Robinson Worldwide	4,748	375,377
CSX	5,370	374,504
Cummins	2,221	384,810
Eaton	4,272	373,715
Expeditors International of Washington	4,977	378,451
Graco	7,579	363,716
IDEX	2,396	378,664
Illinois Tool Works	2,247	392,889
JB Hunt Transport Services	3,235	389,300
Lockheed Martin	970	353,972
MSA Safety	3,266	373,760
Nordson	1,997	378,851
Northrop Grumman	1,162	357,246
PACCAR	5,046	377,693
Parker-Hannifin	2,068	379,002
Regal Beloit	4,508	393,638
Republic Services, Cl A	4,491	368,487
Rockwell Automation	1,785	380,205

Schedule of Investments (Unaudited) June 30, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	8,807	$373,329
Roper Technologies	955	370,788
Toro	5,427	360,027
Trinity Industries	17,185	365,869
Union Pacific	2,247	379,900
WW Grainger	1,216	382,019
		9,376,811
Information Technology — 7.4%
Analog Devices	3,162	387,788
Broadridge Financial Solutions	2,998	378,318
Jack Henry & Associates	2,127	391,431
KLA	2,008	390,516
Microsoft	1,989	404,781
QUALCOMM	4,349	396,672
Texas Instruments	3,000	380,910
Visa, Cl A	1,939	374,557
Western Union	16,475	356,190
		3,461,163
Materials — 9.0%
Air Products and Chemicals	1,572	379,575
Albemarle	4,784	369,373
AptarGroup	3,506	392,601
Ecolab	1,829	363,880
Linde	1,850	392,404
Reliance Steel & Aluminum	4,070	386,365
Royal Gold	3,096	384,895
RPM International	5,070	380,554
Scotts Miracle-Gro	2,788	374,902
Sherwin-Williams	681	393,515
Silgan Holdings	11,668	377,927
		4,195,991
Real Estate — 6.2%
Alexandria Real Estate Equities †	2,330	378,042
Camden Property Trust †	3,876	353,569
CubeSmart †	13,298	358,913
Digital Realty Trust †	2,654	377,160
Mid-America Apartment Communities †	3,096	355,018
Omega Healthcare Investors †	11,982	356,225
Realty Income †	6,087	362,177
Taubman Centers †*	9,925	374,768
		2,915,872
Utilities — 8.5%
Alliant Energy	7,593	363,249
Atmos Energy	3,686	367,052
CMS Energy	6,364	371,785
Dominion Energy	4,482	363,849
Duke Energy	4,323	345,364

Schedule of Investments (Unaudited) June 30, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Evergy	6,177	$366,234
Eversource Energy	4,401	366,471
NextEra Energy	1,510	362,657
Southern	6,625	343,506
WEC Energy Group	4,117	360,855
Xcel Energy	5,825	364,063
		3,975,085
TOTAL COMMON STOCK
(Cost $44,392,532)		46,694,541

TOTAL INVESTMENTS — 99.9%
(Cost $44,392,532)		46,694,541
OTHER ASSETS LESS LIABILITIES – 0.1%		61,357
NET ASSETS - 100%		$46,755,898

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2020 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
UNITED STATES — 99.8%
Consumer Discretionary — 13.4%
Churchill Downs	4,032	$536,861
Cracker Barrel Old Country Store *	4,732	524,826
Group 1 Automotive *	8,202	541,086
Lithia Motors, Cl A	4,219	638,462
PetMed Express	16,110	574,160
Standard Motor Products *	13,266	546,559
		3,361,954
Consumer Staples — 6.5%
Lancaster Colony	3,461	536,420
Universal	12,704	540,047
WD-40	2,820	559,206
		1,635,673
Financials — 25.1%
BancFirst	14,035	569,400
Bar Harbor Bankshares	28,297	633,570
Bryn Mawr Bank	20,358	563,102
First Financial	15,471	569,952
Horace Mann Educators	14,892	546,983
International Bancshares	18,431	590,161
Southside Bancshares	19,634	544,254
Stock Yards Bancorp	15,793	634,879
Tompkins Financial	8,579	555,662
United Bankshares	20,169	557,875
Washington Federal	20,673	554,863
		6,320,701
Health Care — 4.3%
Atrion	841	535,725
Ensign Group	12,829	536,894
		1,072,619
Industrials — 17.6%
Applied Industrial Technologies	9,042	564,130
Brady, Cl A	11,357	531,735
Douglas Dynamics	14,995	526,624
Franklin Electric	10,589	556,134
Gorman-Rupp	17,932	557,327
Healthcare Services Group	22,503	550,423
HNI	19,485	595,657
McGrath RentCorp	9,862	532,647
		4,414,677

Schedule of Investments (Unaudited) June 30, 2020

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.2%
Badger Meter	8,809	$554,262

Materials — 6.8%
Balchem	5,997	568,875
Quaker Chemical	3,134	581,828
Stepan	5,771	560,364
		1,711,067
Real Estate — 4.1%
National Health Investors †	9,114	553,402
Universal Health Realty Income Trust †	5,945	472,568
		1,025,970
Utilities — 19.8%
American States Water	7,008	551,039
Artesian Resources, Cl A	15,885	576,467
California Water Service Group	11,682	557,231
Chesapeake Utilities	6,566	551,544
Middlesex Water	7,955	534,417
Northwest Natural Holding	9,471	528,387
SJW Group	8,623	535,575
Southwest Gas Holdings	8,034	554,748
York Water	12,298	589,811
		4,979,219
TOTAL COMMON STOCK
(Cost $25,647,149)		25,076,142

TOTAL INVESTMENTS — 99.8%
(Cost $25,647,149)		25,076,142
OTHER ASSETS LESS LIABILITIES – 0.2%		42,796
NET ASSETS - 100%		$25,118,938

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) June 30, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 19.8%
Consumer Discretionary — 5.6%
Carnival
3.950%, 10/15/2020	$500,000	$494,285
Ford Motor Credit
5.085%, 01/07/2021	500,000	499,525
3.470%, 04/05/2021	300,000	296,250
GameStop
6.750%, 03/15/2021	1,754,000	1,394,430
		2,684,490
Financials — 2.4%
Goldman Sachs Group
4.370%, VAR ICE LIBOR USD 3 Month+3.922%‡	300,000	275,010
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%‡	350,000	321,718
State Street
5.250%, VAR ICE LIBOR USD 3 Month+3.597%‡	350,000	334,092
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%‡	200,000	204,500
		1,135,320
Industrial — 0.5%
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%‡	300,000	234,324

Industrials — 10.3%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	1,300,000	1,305,656
Air Lease
3.875%, 04/01/2021	500,000	502,878
Altera Infrastructure
8.500%, 07/15/2023	820,000	721,600
Aviation Capital Group
7.125%, 10/15/2020	341,000	341,845
Briggs & Stratton
6.875%, 12/15/2020	2,000,000	655,000
Delta Air Lines
3.400%, 04/19/2021	950,000	923,866
2.600%, 12/04/2020	500,000	491,794
		4,942,639
Real Estate — 0.4%
Simon Property Group
2.500%, 09/01/2020	209,000	209,094

Schedule of Investments (Unaudited) June 30, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.6%
CenterPoint Energy
6.125%, VAR ICE LIBOR USD 3 Month+3.270%‡	$300,000	$291,000
TOTAL CORPORATE OBLIGATIONS
(Cost $10,558,066)		9,496,867

CONVERTIBLE BOND — 0.4%
Financials — 0.4%
New York Mortgage Trust
6.250%, 01/15/2022	200,000	179,000
TOTAL CONVERTIBLE BOND
(Cost $127,103)		179,000

TOTAL INVESTMENTS — 20.2%
(Cost $10,685,169)		9,675,867
OTHER ASSETS LESS LIABILITIES – 79.8%		38,131,746
NET ASSETS - 100%		$47,807,613

‡	Perpetual security with no stated maturity date.

DAC— Designated Activity Company

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of June 30, 2020, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.